Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 71,212	$ 76,729
Restricted cash	31,313	1,733
Short-term investments	9,987
Accounts receivable, net	55,445	60,881
Equipment Installment Plan ("EIP") receivables, net	43,538	31,750
Inventory	14,612	19,477
Prepaid expenses and other current assets	28,833	24,210
Total current assets	254,940	214,780
Property and equipment, net	362,919	378,861
Operating lease right-of-use assets, net	155,996
License costs and other intangible assets, net	85,493	95,792
Goodwill	10,223	9,046
Long-term EIP receivables	37,252	35,760
Deferred income taxes	37,573	73,216
Other assets	44,635	31,172
Total assets	989,031	838,627
Current liabilities:
Accounts payable	19,906	28,500
Construction accounts payable	16,483	28,753
Current portion of debt and financing lease liabilities	21,001	32,428
Customer deposits and unearned revenue	27,386	20,237
Short-term operating lease liabilities	17,900
Other current liabilities and accrued expenses	116,433	123,612
Total current liabilities	219,109	233,530
Long-term debt and financing lease liabilities	630,755	528,738
Deferred gain		49,114
Deferred income taxes	7,966	9,737
Non-current operating lease liabilities	138,478
Other non-current liabilities	31,612	25,300
Total liabilities	1,027,920	846,419
Commitments and contingencies
Shareholders' deficit:
Common shares and additional paid-in capital; no par value, unlimited authorized, 59,126,613 and 58,451,931 shares issued and outstanding	5,978	3,439
Accumulated deficit	(97,369)	(71,134)
Accumulated other comprehensive income	9,936	4,415
Total Trilogy International Partners Inc. shareholders' deficit	(81,455)	(63,280)
Noncontrolling interests	42,566	55,488
Total shareholders' deficit	(38,889)	(7,792)
Total liabilities and shareholders' deficit	$ 989,031	$ 838,627